UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

INVESTMENT GRADE

INCOME FUND INC. (PAI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

II	Western Asset Investment Grade Income Fund Inc.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Income Fund Inc. for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

Western Asset Investment Grade Income Fund Inc.	III

Performance review

For the six months ended June 30, 2022, Western Asset Investment Grade Income Fund Inc. returned -16.00% based on its net asset value (“NAV”)i and -21.13% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield Indexii and the Bloomberg U.S. Credit Indexiii, returned -14.19% and -13.81%, respectively, for the same period. The Lipper Corporate Debt Closed-End Funds BBB-Rated Category Averageiv returned -13.35% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During the six-month period, the Fund made distributions to shareholders totaling $0.28 per share. As of June 30, 2022, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2022. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2022 (unaudited)
Price Per Share	6-Month Total Return**
$12.92 (NAV)	-16.00	%†
$12.07 (Market Price)	-21.13	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset Investment Grade Income Fund Inc.

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “PAI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XPAIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the NYSE. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment’s price. The Fund may invest in high-yield bonds (commonly known as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities. Leverage may result in greater volatility of NAV and the market price of the shares of the Fund’s common stock and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging or developing markets. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political,

Western Asset Investment Grade Income Fund Inc.	V

Letter from the president

and economic uncertainties which could result in significant volatility. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and sub-advisers.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144 A securities are also included.

iii	The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 6 funds in the Fund’s Lipper category.

VI	Western Asset Investment Grade Income Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2022 and December 31, 2021, and does not include derivatives, such as futures contracts. The Fund’s portfolio is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	1

Schedule of investments (unaudited)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 92.5%
Communication Services — 9.7%
Diversified Telecommunication Services — 1.9%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$78,136
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	342,621
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	55,549
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	141,470
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	197,998
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	282,517
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	88,333
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	98,759
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	100,702
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	51,186
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	87,193
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	104,450
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	67,068
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	679,807
Total Diversified Telecommunication Services				2,375,789
Entertainment — 1.3%
Magallanes Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,529,999	(a)
Media — 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	471,589
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	110,798
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	55,643
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	253,304
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	298,704
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	160,000	135,537
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	53,600

See Notes to Financial Statements.

2	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	$270,000	$229,949
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	258,651
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	196,035
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,086,878
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	118,766	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	496,042
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	180,534
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	209,189
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,960
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	43,731
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	185,273
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	474,851
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	631,397
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	177,235
Total Media				5,677,666
Wireless Telecommunication Services — 1.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	937,472
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	351,560
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	275,579
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	110,000	92,893
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	80,000	66,568
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	60,000	53,668
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	210,000	186,823
T-Mobile USA Inc., Senior Secured Notes	3.400%	10/15/52	230,000	170,366	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	200,281
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	8,377
Total Wireless Telecommunication Services				2,343,587
Total Communication Services				11,927,041
Consumer Discretionary — 5.3%
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	217,899
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	341,360
General Motors Co., Senior Notes	5.400%	10/2/23	130,000	132,006
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	196,699
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	172,410

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Co., Senior Notes	6.750%	4/1/46	$270,000	$271,471
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	177,868	(a)
Total Automobiles				1,509,713
Hotels, Restaurants & Leisure — 1.9%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	493,633	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	198,277
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	149,542
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	226,524
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	9,277
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	229,913	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	378,254
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	154,530
Sands China Ltd., Senior Notes	4.875%	6/18/30	200,000	146,526
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	218,562	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	155,673	(a)
Total Hotels, Restaurants & Leisure				2,360,711
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	250,000	248,142
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	73,910
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	163,689
Total Household Durables				485,741
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	305,447
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	406,070
Total Internet & Direct Marketing Retail				711,517
Specialty Retail — 1.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	590,366
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	40,714
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	232,271
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	110,000	101,015	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	161,797	(a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	74,310
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	90,000	65,520
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	243,109
Total Specialty Retail				1,509,102
Total Consumer Discretionary				6,576,784

See Notes to Financial Statements.

4	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 3.4%
Beverages — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	$840,000	$791,083
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	63,001
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	171,824
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	108,453
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	699,655	(a)
Total Beverages				1,834,016
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	100,681
Tobacco — 1.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	189,787
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	403,482
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	827,723
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	86,782
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	303,678
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	328,215
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	75,673
Total Tobacco				2,215,340
Total Consumer Staples				4,150,037
Energy — 14.1%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	183,846
Oil, Gas & Consumable Fuels — 14.0%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	97,963
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	16,946
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	75,456
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	17,140	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	33,794	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	173,735	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	952,429
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	402,038
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	71,076	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	131,863
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	93,949	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	71,030
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	170,000	163,155	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	364,724

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	$320,000	$318,473
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	500,904
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	170,528
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	176,020	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	481,965	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	860,000	861,664
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,750
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	20,109
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	37,590
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	339,062
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	109,345
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	79,316
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	430,000	339,804	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	241,214
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	191,979
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	132,578
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	144,429	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,329,286
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	59,069
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	333,810
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	500,910
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	120,000	118,227	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	182,445	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	201,617
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	250,789
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	76,044
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	247,060
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	406,366
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	688,505
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	174,228
Qatar Energy, Senior Notes	3.300%	7/12/51	490,000	379,563	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	218,170	(a)

See Notes to Financial Statements.

6	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	6.375%	12/15/38	$250,000	$290,704
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	137,464
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	519,604
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	255,770
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	116,882
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	307,663
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	24,972
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	623,119
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	622,370
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	90,000	78,101
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	66,646
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	270,000	217,622
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	54,116
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	43,453
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	762,215
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	37,309
Total Oil, Gas & Consumable Fuels				17,164,127
Total Energy				17,347,973
Financials — 31.2%
Banks — 17.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	181,382	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	241,716	(a)(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	399,808
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	177,108
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	346,114
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	69,051	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	160,000	138,289	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	344,834

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	$900,000	$1,110,970
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	359,019	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	454,519
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	985,511	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	604,694	(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	279,979	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	410,324	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	199,955	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	327,114
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	255,551
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	378,787	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	771,732
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	428,733
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	415,818
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	179,550	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	471,215
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	334,641
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	316,232	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,068,886	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	232,222	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	246,769	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	272,426	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	197,782

See Notes to Financial Statements.

8	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	$210,000	$207,359
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	81,967
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	369,359	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	610,365	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	300,017	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	163,269	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	146,678	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	135,386	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	244,392	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	42,315	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	457,732
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	468,781
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	349,889	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	361,554	(b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	316,947	(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,023,332
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	356,491
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	221,082	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	489,967
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	207,616	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	382,980	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	956,683	(a)(c)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	$350,000	$324,478	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	260,000	255,708	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	422,174
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	532,292
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	98,638
Total Banks				21,728,182
Capital Markets — 6.9%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	246,720	(b)(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	330,000	258,369
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	103,919
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	479,574
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	821,484	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	350,000	349,801	(b)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	640,000	655,200	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	221,445	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	44,900
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	632,823
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	700,897	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	709,828
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	475,934
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	247,676
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	260,121
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	784,210	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	65,500	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	63,887	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	103,313
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	126,030	(c)

See Notes to Financial Statements.

10	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	$70,000	$69,326
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	87,933
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	341,013
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	566,441	(a)(b)(c)
Total Capital Markets				8,416,344
Consumer Finance — 0.2%
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	275,500
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	340,000	338,588
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	328,472
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	362,603
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	389,973
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	106,776	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	136,105	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	209,889	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	504,692	383,695	(a)(e)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.850%	12/21/65	470,000	344,279	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.100%	12/21/65	270,000	204,598	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	392,021	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	218,361	(a)
Total Diversified Financial Services				3,415,360
Insurance — 3.4%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	165,300	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	$480,000	$486,635	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	81,752
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	65,631
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	65,161	(a)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	70,000	53,654
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	234,865
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	106,465
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	234,271	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	549,290	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	239,563	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,159,390
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	77,326	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	162,266	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	82,122	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	472,430	(a)
Total Insurance				4,236,121
Thrifts & Mortgage Finance — 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	132,677	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	99,715	(a)
Total Thrifts & Mortgage Finance				232,392
Total Financials				38,303,899
Health Care — 7.5%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	4.550%	3/15/35	130,000	126,655
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	661,127

See Notes to Financial Statements.

12	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	$60,000	$64,123
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	48,054
Total Biotechnology				899,959
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	94,559
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	384,516
Danaher Corp., Senior Notes	2.800%	12/10/51	120,000	86,617
Total Health Care Equipment & Supplies				565,692
Health Care Providers & Services — 5.3%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	93,657
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	336,757
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	425,458
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	340,890
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	331,310
CSL Finance PLC, Senior Notes	4.750%	4/27/52	370,000	354,487	(a)
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	946,910
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	534,822
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	540,459
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	328,244
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	536,866
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	90,697
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	8,057
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	191,676
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	96,442
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	196,702
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	302,155
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	103,682
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	144,698
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	83,356
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	80,000	62,167
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	59,826
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	156,527
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	159,766
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	122,294
Total Health Care Providers & Services				6,547,905
Pharmaceuticals — 1.0%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	42,825	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	41,563	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	879,137

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	$200,000	$195,483
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	28,774
Total Pharmaceuticals				1,187,782
Total Health Care				9,201,338
Industrials — 8.1%
Aerospace & Defense — 3.1%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	515,015	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	134,145	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	491,479	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	180,000	162,527
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,305,611
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	330,994
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	196,242
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	128,840
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	187,209
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	256,898
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	39,820
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	107,639
Total Aerospace & Defense				3,856,419
Airlines — 2.0%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	110,000	101,453	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	94,289	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	500,075
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	119,130
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	263,521	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	380,000	369,592	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	170,171	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	510,000	514,262
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	191,912
United Airlines Pass-Through Trust	4.875%	1/15/26	174,300	165,777
Total Airlines				2,490,182
Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	75,900

See Notes to Financial Statements.

14	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — 0.6%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	$110,000	$83,393
Washington University, Senior Notes	3.524%	4/15/54	90,000	79,270
Washington University, Senior Notes	4.349%	4/15/2122	110,000	94,754
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	474,009
Total Commercial Services & Supplies				731,426
Construction & Engineering — 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	856,077	(a)
Industrial Conglomerates — 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	223,936
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	106,063
Total Industrial Conglomerates				329,999
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	223,975
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	290,068
Trading Companies & Distributors — 0.6%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	608,938	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	178,577	(a)
Total Trading Companies & Distributors				787,515
Transportation Infrastructure — 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	347,188	(a)
Total Industrials				9,988,749
Information Technology — 4.0%
Electronic Equipment, Instruments & Components — 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	354,947	(a)
IT Services — 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	104,662
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	199,825	(a)
Total IT Services				304,487
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	103,649
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	336,537
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	10,662	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	136,488	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	129,739
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	9,836
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	60,774

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	3.200%	8/12/61	$120,000	$87,960
Micron Technology Inc., Senior Notes	2.703%	4/15/32	140,000	111,789
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	21,789
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	52,628
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	161,727
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	67,341
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	254,824
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	350,000	281,432
Total Semiconductors & Semiconductor Equipment				1,827,175
Software — 1.6%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	975,673
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	228,167
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	269,630
Workday Inc., Senior Notes	3.800%	4/1/32	470,000	429,942
Total Software				1,903,412
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	311,793
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	140,277
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	37,437
Total Technology Hardware, Storage & Peripherals				489,507
Total Information Technology				4,879,528
Materials — 5.8%
Chemicals — 1.1%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	929,402
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	83,032
OCP SA, Senior Notes	3.750%	6/23/31	200,000	151,611	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	177,760	(a)
Total Chemicals				1,341,805
Metals & Mining — 4.3%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	475,809	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	463,819
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	51,867
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	189,930
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	189,489	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	160,000	148,365
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	481,142	(a)

See Notes to Financial Statements.

16	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	$150,000	$142,458	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	527,696	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	346,490	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	161,124	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	47,866	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	460,447
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,234,841
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	336,761
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	24,121
Total Metals & Mining				5,282,225
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	278,773
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	173,689
Total Paper & Forest Products				452,462
Total Materials				7,076,492
Real Estate — 0.9%
Equity Real Estate Investment Trusts (REITs) — 0.9%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	116,803
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	60,000	56,246
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	310,000	281,783
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	229,177
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	150,000	131,918
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	304,420
Total Real Estate				1,120,347
Utilities — 2.5%
Electric Utilities — 2.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	203,055
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	153,409	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	122,250	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	115,275
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	310,000	292,970
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	933,514
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	98,892	(a)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	$150,000	$145,860
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	13,819
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	191,957
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	255,651
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	554,141
Total Utilities				3,080,793
Total Corporate Bonds & Notes (Cost — $119,840,166)				113,652,981
Sovereign Bonds — 4.0%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	8,125
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	127,826	30,318
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	412,972	89,460
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	1,353,938	405,754	(a)
Total Argentina				533,657
Canada — 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	896,818
Chile — 0.3%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	163,711
Chile Government International Bond, Senior Notes	3.100%	5/7/41	200,000	152,670
Total Chile				316,381
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	753,382
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	147,560	(a)
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	210,823

See Notes to Financial Statements.

18	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	$460,000	$327,612	(a)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	190,553
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	158,567
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	275,678
Total Mexico				624,798
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	409,038	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	272,460	(a)
Total Qatar				681,498
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	409,694	(a)
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	69,345
Total Sovereign Bonds (Cost — $5,926,506)				4,971,568
Municipal Bonds — 1.3%
California — 0.9%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	850,784
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	108,363
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	151,531	(f)
Total California				1,110,678
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	152,888

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	$310,000	$328,821
Total Municipal Bonds (Cost — $1,670,066)				1,592,387

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $143,068)	4.601%		5,725	124,519	(c)
Total Investments before Short-Term Investments (Cost — $127,579,806)				120,341,455
Short-Term Investments — 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,295,111)	1.316%		1,295,111	1,295,111	(g)
Total Investments — 99.0% (Cost — $128,874,917)				121,636,566
Other Assets in Excess of Liabilities — 1.0%				1,239,936
Total Net Assets — 100.0%				$122,876,502

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $1,295,111 and the cost was $1,295,111 (Note 7).

See Notes to Financial Statements.

20	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Abbreviation(s) used in this schedule:

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	51	9/22	$10,744,205	$10,710,797	$(33,408)
U.S. Treasury 5-Year Notes	13	9/22	1,457,196	1,459,250	2,054
U.S. Treasury 10-Year Notes	2	9/22	228,910	237,063	8,153
U.S. Treasury Ultra 10-Year Notes	4	9/22	505,430	509,500	4,070
U.S. Treasury Ultra Long-Term Bonds	32	9/22	5,013,602	4,939,000	(74,602)
					(93,733)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	80	9/22	11,175,908	11,090,000	85,908
Net unrealized depreciation on open futures contracts					$(7,825)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $127,579,806)	$120,341,455
Investments in affiliated securities, at value (Cost — $1,295,111)	1,295,111
Interest receivable	1,577,739
Deposits with brokers for open futures contracts	214,298
Dividends receivable from affiliated investments	472
Other assets	13,944
Prepaid expenses	35,127
Total Assets	123,478,146

Liabilities:
Distributions payable	442,260
Investment management fee payable	53,909
Fund accounting fees payable	33,129
Payable to brokers — net variation margin on open futures contracts	14,828
Accrued expenses	57,518
Total Liabilities	601,644
Total Net Assets	$122,876,502

Net Assets:
Par value ($0.01 par value; 9,510,962 shares issued and outstanding; 20,000,000 shares authorized)	$ 95,110
Paid-in capital in excess of par value	132,042,402
Total distributable earnings (loss)	(9,261,010)
Total Net Assets	$122,876,502

Shares Outstanding	9,510,962

Net Asset Value	$12.92

See Notes to Financial Statements.

22	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$3,211,454
Dividends from unaffiliated investments	2,546
Dividends from affiliated investments	814
Less: Foreign taxes withheld	(2,332)
Total Investment Income	3,212,482

Expenses:
Investment management fee (Note 2)	356,671
Fund accounting fees	33,124
Franchise taxes	31,004
Transfer agent fees	22,275
Audit and tax fees	21,489
Legal fees	16,822
Directors’ fees	15,411
Stock exchange listing fees	6,212
Shareholder reports	5,475
Custody fees	386
Insurance	117
Miscellaneous expenses	3,817
Total Expenses	512,803
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,299)
Net Expenses	500,504
Net Investment Income	2,711,978

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	286,259
Futures contracts	473,174
Net Realized Gain	759,433
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(27,033,634)
Futures contracts	(146,071)
Change in Net Unrealized Appreciation (Depreciation)	(27,179,705)
Net Loss on Investments and Futures Contracts	(26,420,272)
Decrease in Net Assets From Operations	$(23,708,294)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$2,711,978	$5,502,935
Net realized gain	759,433	625,666
Change in net unrealized appreciation (depreciation)	(27,179,705)	(5,899,007)
Increase (Decrease) in Net Assets From Operations	(23,708,294)	229,594

Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,653,558)	(5,306,264)
Decrease in Net Assets From Distributions to Shareholders	(2,653,558)	(5,306,264)

Fund Share Transactions:
Reinvestment of distributions (0 and 1,667 shares issued, respectively)	—	26,422
Increase in Net Assets From Fund Share Transactions	—	26,422
Decrease in Net Assets	(26,361,852)	(5,050,248)

Net Assets:
Beginning of period	149,238,354	154,288,602
End of period	$122,876,502	$149,238,354

See Notes to Financial Statements.

24	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Financial highlights

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
	2022[1,2]	2021[1]	2020[1]	2019[1]	2018[1]	2017[1]

Net asset value, beginning of period	$15.69	$16.23	$15.48	$14.00	$15.39	$14.61

Income (loss) from operations:
Net investment income	0.29	0.58	0.58	0.62	0.65	0.68
Net realized and unrealized gain (loss)	(2.78)	(0.56)	0.78	1.55	(1.35)	0.79
Total income (loss) from operations	(2.49)	0.02	1.36	2.17	(0.70)	1.47

Less distributions from:
Net investment income	(0.28) [3]	(0.56)	(0.61)	(0.69)	(0.69)	(0.69)
Total distributions	(0.28)	(0.56)	(0.61)	(0.69)	(0.69)	(0.69)

Net asset value, end of period	$12.92	$15.69	$16.23	$15.48	$14.00	$15.39

Market price, end of period	$12.07	$15.63	$15.90	$15.52	$13.20	$15.76
Total return, based on NAV[4,5]	(16.00)%	0.14%	9.11%	15.77%	(4.62)%	10.27%
Total return, based on Market Price[6]	(21.13)%	1.88%	6.62%	23.05%	(11.96)%	15.31%

Net assets, end of period (millions)	$123	$149	$154	$147	$133	$146

Ratios to average net assets:
Gross expenses	0.77%[7]	0.73%	0.81%	0.85%	0.82%	0.76%
Net expenses[8,9]	0.75 [7]	0.71	0.79	0.83	0.80	0.74
Net investment income	4.06 [7]	3.66	3.80	4.12	4.47	4.53

Portfolio turnover rate	12%	18%	41%	66%	52%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The investment adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

26	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$113,652,981	—	$113,652,981
Sovereign Bonds	—	4,971,568	—	4,971,568
Municipal Bonds	—	1,592,387	—	1,592,387
Preferred Stocks	—	124,519	—	124,519
Total Long-Term Investments	—	120,341,455	—	120,341,455
Short-Term Investments†	$1,295,111	—	—	1,295,111
Total Investments	$1,295,111	$120,341,455	—	$121,636,566
Other Financial Instruments:
Futures Contracts††	$100,185	—	—	$100,185
Total	$1,395,296	$120,341,455	—	$121,736,751

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$108,010	—	—	$108,010

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

28	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

30	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company, LLC (“Adviser”), pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 and 1% of average net assets over $30,000,000, the Adviser has contractually agreed to reimburse the Fund for any excess. The Adviser or its affiliates has also agreed to waive $24,000 annually in Fund operating expenses. This waiver is ongoing and will not be terminated without Board approval.

The Adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $12,299, which included an affiliated money market fund waiver of $399.

Western Asset Management Company Limited (“Western London”), as subadviser to the Fund, provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays Western London a fee based on the pro rata assets of the Fund managed by Western London during the month.

32	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Under the terms of an administrative services agreement among the Fund, the Adviser, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Adviser (not the Fund) pays LMPFA a monthly fee of $3,000 (an annual rate of $36,000).

The Adviser, LMPFA and Western London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$11,004,864	$5,749,925
Sales	10,331,294	5,654,162

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$128,874,917	$2,758,643	$(9,996,994)	$(7,238,351)
Futures contracts	—	100,185	(108,010)	(7,825)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$100,185

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$108,010

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$473,174

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(146,071)

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$19,871,037
Futures contracts (to sell)	15,926,627

5. Distributions subsequent to June 30, 2022

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/23/2022	7/1/2022	$0.0465
7/22/2022	8/1/2022	$0.0465
8/24/2022	9/1/2022	$0.0465
9/23/2022	10/3/2022	$0.0465

6. Stock repurchase program

On November 20, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of

34	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

common stock at such times and in such amounts as management reasonably believes may enhance shareholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase any shares.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,065,374	$12,462,673	12,462,673	$12,232,936	12,232,936

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$814	—	$1,295,111

8. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $2,840,907, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

***

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Directors.

36	Western Asset Investment Grade Income Fund Inc. 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Western Asset Management Company, LLC (“Western Asset”) and the Investment Subadvisory Agreement (together with the “Advisory Agreement,” the “Agreements”) between Western Asset and Western Asset Management Company Limited (“WAML,” and together with Western Asset, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between Western Asset and WAML.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters, such as information on public trading in the Fund’s shares and differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral.

As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Advisers’ risk management

Western Asset Investment Grade Income Fund Inc.	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

processes); the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Advisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Advisers and their affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of a group of non-leveraged, BBB-rated corporate debt closed-end funds and the Bloomberg U.S. Corporate High Yield Index (the “Index”). The Directors noted that the Fund met its primary objective of seeking a high level of current income, and that the performance of the Fund was above the peer group median for the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The Board noted that the Fund’s performance trailed that of the Index for all relevant periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of the Index and peer group. The Directors concluded that the Advisers’ management of the Fund would continue to be in the best interests of the shareholders.

The Directors also considered the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to WAML because Western Asset pays WAML for services provided to the Fund out of the management fee Western Asset receives from the Fund. The Directors noted that, when measured as a percentage of net assets for its most recently completed fiscal year, the Fund’s advisory fee paid to Western Asset was above the median of the advisory fees paid by funds in its peer group and that the Fund’s total expenses was above the median in its peer group. They also noted that the advisory fee paid by the Fund was lower than the advisory fee paid by the other client of the Advisers with a similar investment strategy, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. The Directors concluded that the management fee paid by the Fund relative to the fees paid by the Advisers’ other clients was reasonable.

38	Western Asset Investment Grade Income Fund Inc.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and Legg Mason Partners Funds Advisor, LLC, the Fund’s administrator, and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors concluded that because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Investment Grade Income Fund Inc.	39

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Investment Grade Income Fund Inc. was held on May 16, 2022, for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	FOR	WITHHELD
Robert Abeles, Jr.	7,379,374	445,471
Jane F. Dasher	7,432,903	391,942
Anita L. DeFrantz	7,381,168	443,677
Susan B. Kerley	7,444,184	380,661
Michael Larson	7,441,721	383,124
Ronald L. Olson	7,430,093	394,752
Avedick B. Poladian	7,434,206	390,639
William E.B. Siart	7,347,765	477,080
Jaynie Miller Studenmund	7,425,987	398,858
Peter J. Taylor	7,389,425	435,420
Jane Trust	7,462,947	361,898

At June 30, 2022, the Directors of the Fund were Robert Abeles, Jr., Jane F. Dasher, Anita L. DeFrantz, Susan B. Kerley, Michael Larson, Ronald L. Olson, Avedick B. Poladian, William E.B. Siart, Jaynie Miller Studenmund, Peter J. Taylor and Jane Trust.

40	Western Asset Investment Grade Income Fund Inc.

Dividend reinvestment plan (unaudited)

The Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). For participants in the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) are automatically invested in shares of the Fund. Interested shareholders may obtain more information or sign up for the Plan by contacting the agent. Shareholders who own shares in a brokerage, bank, or other financial institution account must contact the Company where their account is held in order to participate in the Plan.

If you elect to participate in the Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV the Agent will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market or in a negotiated transaction (subject to price and other terms to which the agent may agree). The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Additional information regarding the plan

The Fund will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan will be charged to participants. The commission participants pay for selling shares under the Plan is calculated as $2.50 plus $0.15 per share. Beneficial shareholders should contact the company holding their account for further information concerning fees that may apply to selling shares under the Plan. In the event the Fund determines to no longer pay the costs applicable to the Plan, the Agent will terminate the Plan and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare. Distributions to Plan participants will be in the form of stock, unless the Agent is notified in writing 10 days prior to the record date fixed by the Board of Directors for the distribution that you wish to receive a cash payment. Beneficial shareholders should contact the company holding their account for further information regarding deadlines that might apply.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions.

Western Asset Investment Grade Income Fund Inc.	41

Dividend reinvestment plan (unaudited) (cont’d)

Upon termination of the Plan, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Registered shareholders can make inquiries regarding the Plan, as well as sign up or terminate their participation in the Plan by contacting Computershare Inc., 462 South 4th Street, Suite 1600, Louisville, KY 40202, telephone number 1-888-888-0151. Beneficial Shareholders can make inquiries regarding the Plan as well as sign up or terminate their participation in the Plan by contacting the company where their account is held.

42	Western Asset Investment Grade Income Fund Inc.

Western Asset

Investment Grade Income Fund Inc.

Directors

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Ted P. Becker

Chief Compliance Officer

Marc A. De Oliveira

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Investment Grade Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment advisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

New York Stock Exchange Symbol

PAI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Income Fund Inc.

Western Asset Investment Grade Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102 or visit the Fund’s website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Investment Grade Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012841 8/22 SR22-4485

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 29, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 29, 2022